UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-08031
SELIGMAN VALUE FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 9/30

Portfolio of Investments
Seligman Large-Cap Value Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (9.3%)
General Dynamics	125,000		$8,075,000
Honeywell Intl	210,000		7,801,500
United Technologies	140,000		8,530,200

Total			24,406,700

Capital Markets (5.8%)
Bank of New York Mellon	260,000		7,537,400
Morgan Stanley	248,000	(c)	7,658,240

Total			15,195,640

Chemicals (5.8%)
EI du Pont de Nemours & Co	220,000	(c)	7,070,800
Praxair	100,000		8,169,000

Total			15,239,800

Commercial Banks (2.9%)
US Bancorp	343,000	(c)	7,497,980

Communications Equipment (3.1%)
Juniper Networks	300,000	(b,c)	8,106,000

Diversified Financial Services (6.7%)
Bank of America	650,000		10,998,000
JPMorgan Chase & Co	150,000		6,573,000

Total			17,571,000

Food & Staples Retailing (5.8%)
Costco Wholesale	150,000		8,469,000
Wal-Mart Stores	140,000		6,872,600

Total			15,341,600

Food Products (3.1%)
Tyson Foods Cl A	650,000		8,209,500

Health Care Equipment & Supplies (3.3%)
Baxter Intl	150,000		8,551,500

Health Care Providers & Services (2.8%)
Humana	200,000	(b)	7,460,000

Independent Power Producers & Energy Traders (2.8%)
AES	500,000	(b)	7,410,000

Issuer	Shares		Value(a)
Insurance (11.9%)
MetLife	210,000		7,994,700
Prudential Financial	160,000		7,985,600
Travelers Companies	160,000		7,876,800
Unum Group	350,000	(c)	7,504,000

Total			31,361,100

Machinery (0.6%)
Caterpillar	30,000	(c)	1,539,900

Multiline Retail (3.2%)
JC Penney	250,000		8,437,500

Oil, Gas & Consumable Fuels (9.7%)
Chevron	100,000		7,043,000
Marathon Oil	190,000		6,061,000
Valero Energy	270,000		5,235,300
Williams Companies	400,000		7,148,000

Total			25,487,300

Pharmaceuticals (3.0%)
Bristol-Myers Squibb	350,000		7,882,000

Road & Rail (5.6%)
CSX	200,000		8,372,000
Union Pacific	110,000		6,418,500

Total			14,790,500

Specialty Retail (9.0%)
Gap	480,000	(c)	10,272,000
Lowe’s Companies	315,000		6,596,100
Sherwin-Williams	115,000	(c)	6,918,400

Total			23,786,500

Tobacco (5.3%)
Altria Group	375,000		6,678,750
Philip Morris Intl	150,000		7,311,000

Total			13,989,750

Total Common Stocks (Cost: $250,401,651)			$262,264,270

Investments of Cash Collateral Received for Securities on Loan (14.1%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	37,164,542	$37,164,542

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $37,164,542)		$37,164,542

Total Investments in Securities (Cost: $287,566,193)(d)		$299,428,812

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	At Sept. 30, 2009, security was partially or fully on loan.

(d)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $287,566,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$26,485,000
Unrealized depreciation	(14,622,000)

Net unrealized appreciation	$11,863,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$262,264,270	$—	$—	$262,264,270

Total Equity Securities	262,264,270	—	—	262,264,270

Other
Investments of Cash Collateral Received for Securities on Loan	37,164,542	—	—	37,164,542

Total Other	37,164,542	—	—	37,164,542

Total	$299,428,812	$—	$—	$299,428,812

(a)	All industry classifications are identified in the Portfolio of Investments.

Portfolio of Investments
Seligman Smaller-Cap Value Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.8%)
Cubic	220,000		$8,683,400

Airlines (7.0%)
Continental Airlines Cl B	680,000	(b,d)	11,179,200
Delta Air Lines	1,200,000	(b)	10,752,000

Total			21,931,200

Beverages (2.8%)
Central European Distribution	270,000	(b,d)	8,845,200

Chemicals (1.6%)
Minerals Technologies	105,000		4,993,800

Commercial Services & Supplies (3.9%)
Brink’s	210,000		5,651,100
Waste Connections	220,000	(b)	6,349,200

Total			12,000,300

Communications Equipment (3.3%)
F5 Networks	260,000	(b)	10,303,800

Construction & Engineering (2.6%)
Shaw Group	250,000	(b)	8,022,500

Containers & Packaging (2.8%)
Owens-Illinois	235,000	(b)	8,671,500

Diversified Consumer Services (2.7%)
Sotheby’s	480,000	(d)	8,270,400

Electrical Equipment (7.7%)
Belden	325,000	(d)	7,507,500
EnerSys	450,000	(b)	9,954,000
Thomas & Betts	220,000	(b)	6,617,600

Total			24,079,100

Energy Equipment & Services (4.3%)
Exterran Holdings	245,000	(b,d)	5,816,300
TETRA Technologies	780,000	(b,d)	7,558,200

Total			13,374,500

Food Products (2.6%)
Smithfield Foods	585,000	(b,d)	8,073,000

Issuer	Shares		Value(a)
Health Care Equipment & Supplies (0.7%)
Analogic	58,800	(d)	2,176,776

Health Care Providers & Services (3.5%)
Select Medical Holdings	100,465	(b)	1,011,683
WellCare Health Plans	395,034	(b)	9,737,588

Total			10,749,271

Health Care Technology (2.4%)
Eclipsys	380,000	(b,d)	7,334,000

Hotels, Restaurants & Leisure (5.8%)
Burger King Holdings	160,500	(d)	2,823,195
Penn Natl Gaming	260,000	(b)	7,191,600
Texas Roadhouse	740,000	(b,d)	7,858,800

Total			17,873,595

Insurance (16.2%)
Aspen Insurance Holdings	322,000	(c)	8,523,340
Endurance Specialty Holdings	224,000	(c)	8,169,280
Hanover Insurance Group	186,000	(d)	7,687,380
Infinity Property & Casualty	175,000	(d)	7,434,000
Lincoln Natl	450,000		11,659,499
WR Berkley	270,000		6,825,600

Total			50,299,099

IT Services (2.2%)
CACI Intl Cl A	145,000	(b,d)	6,854,150

Machinery (1.9%)
Mueller Inds	240,000		5,728,800
Navistar Intl	4,000	(b)	149,680

Total			5,878,480

Multiline Retail (2.6%)
Fred’s Cl A	640,000	(d)	8,147,200

Personal Products (2.8%)
Herbalife	270,000	(c)	8,839,800

Professional Services (2.3%)
School Specialty	305,000	(b,d)	7,234,600

Semiconductors & Semiconductor Equipment (9.3%)
Cypress Semiconductor	828,000	(b,d)	8,553,240
ON Semiconductor	1,290,000	(b,d)	10,642,500
Varian Semiconductor Equipment Associates	300,000	(b,d)	9,852,000

Total			29,047,740

Software (5.6%)
Lawson Software	1,250,000	(b)	7,800,000
Quest Software	580,000	(b)	9,773,000

Total			17,573,000

Transportation Infrastructure (0.8%)
Aegean Marine Petroleum Network	105,000	(c)	2,362,500

Total Common Stocks (Cost: $234,801,341)			$311,618,911

Money Market Fund (0.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	519,738	(e)	$519,738

Total Money Market Fund (Cost: $519,738)			$519,738

Investments of Cash Collateral Received for Securities on Loan (18.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	58,367,988	$58,367,988

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $58,367,988)		$58,367,988

Total Investments in Securities (Cost: $293,689,067)(f)		$370,506,637

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 9.0% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $293,689,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$82,191,000
Unrealized depreciation	(5,373,000)

Net unrealized appreciation	$76,818,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$311,618,911	$—	$—	$311,618,911

Total Equity Securities	311,618,911	—	—	311,618,911

Other
Affiliated Money Market Fund (b)	519,738	—	—	519,738
Investments of Cash Collateral Received for Securities on Loan	58,367,988	—	—	58,367,988

Total Other	58,887,726	—	—	58,887,726

Total	$370,506,637	$—	$—	$370,506,637

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Value Fund Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date November 25, 2009

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date November 25, 2009